Expense Example, No Redemption - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - Fidelity Advisor Growth & Income Fund	Jan. 29, 2024 USD ($)
Fidelity Advisor Growth & Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 662
3 Years	845
5 Years	1,045
10 Years	1,619
Fidelity Advisor Growth & Income Fund - Class C
Expense Example, No Redemption:
1 Year	170
3 Years	526
5 Years	907
10 Years	1,771
Fidelity Advisor Growth & Income Fund - Class M
Expense Example, No Redemption:
1 Year	463
3 Years	703
5 Years	961
10 Years	1,699
Fidelity Advisor Growth & Income Fund - Class I
Expense Example, No Redemption:
1 Year	68
3 Years	214
5 Years	373
10 Years	835
Fidelity Advisor Growth & Income Fund - Class Z
Expense Example, No Redemption:
1 Year	53
3 Years	167
5 Years	291
10 Years	$ 653